Revenues (Details) - Schedule of Revenue by Region Based on the Shipping Address of Customers - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue by Region Based on the Shipping Address of Customers [Line Items]
Revenue	$ 3,410,258	$ 473,853
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Region Based on the Shipping Address of Customers [Line Items]
Percentage of Revenue	100.00%	100.00%
Israel [Member]
Schedule of Revenue by Region Based on the Shipping Address of Customers [Line Items]
Revenue	$ 3,300,771	$ 204,001
Israel [Member] | Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Region Based on the Shipping Address of Customers [Line Items]
Percentage of Revenue	96.80%	43.10%
England [Member]
Schedule of Revenue by Region Based on the Shipping Address of Customers [Line Items]
Revenue	$ 85,832	$ 72,692
England [Member] | Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Region Based on the Shipping Address of Customers [Line Items]
Percentage of Revenue	2.50%	15.30%
United States [Member]
Schedule of Revenue by Region Based on the Shipping Address of Customers [Line Items]
Revenue	$ 3,595	$ 950
United States [Member] | Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Region Based on the Shipping Address of Customers [Line Items]
Percentage of Revenue	0.10%	0.20%
Rest of World [Member]
Schedule of Revenue by Region Based on the Shipping Address of Customers [Line Items]
Revenue	$ 20,060	$ 196,210
Rest of World [Member] | Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Region Based on the Shipping Address of Customers [Line Items]
Percentage of Revenue	0.60%	41.40%